Allowance for expected credit losses - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
10pp increase in HPI £m
Allowance For Impairment Losses [Line Items]
ECL impact	£ (164)	£ (201)
10pp decrease in HPI £m
Allowance For Impairment Losses [Line Items]
ECL impact	245	305
1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	143	177
1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(133)	(170)
UK mortgages | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	22	33
UK mortgages | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(17)	(32)
Credit cards | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	34	38
Credit cards | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(34)	(38)
Other Retail | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	16	19
Other Retail | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(16)	(19)
Commercial Banking | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	71	87
Commercial Banking | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	£ (66)	£ (81)